Intangible assets, net	12 Months Ended
Dec. 31, 2020
Intangible assets, net
Intangible assets, net

9. Intangible assets, net

Intangible assets consists of the following:

		As of December 31, 2020
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(11,137)	(59,863)	—
Customer relationship	3-5.5	26,362	(6,534)	(18,050)	1,778
Non-compete agreement	5.5	28,900	(7,006)	(21,894)	—
Software	3	5,531	(3,420)	(833)	1,278
Brand	8-10	4,904	(566)	—	4,338
Backlog	3	800	(200)	—	600
License	15	22,262	(1,484)	(3,600)	17,178
Total		159,759	(30,347)	(104,240)	25,172

		As of December 31, 2019
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(11,137)	(59,863)	—
Customer relationship	3-5.5	24,244	(5,701)	(17,348)	1,195
Non-compete agreement	5.5	28,900	(7,006)	(21,894)	—
Software	3	4,442	(2,232)	(834)	1,376
Brand	8	2,239	(93)	—	2,146
License	15	22,344	—	—	22,344
Total		153,169	(26,169)	(99,939)	27,061

Amortization expenses were RMB11,245, RMB14,826 and RMB 4,209 for the years ended December 31, 2018, 2019 and 2020, respectively.

The impairment loss of intangible assets were nil, RMB99,939 and RMB 4,328 for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, expected amortization expense relating to the existing intangible assets for each of the next five years and thereafter is as follows:

Amount
RMB
2021	3,830
2022	3,302
2023	2,852
2024	2,289
2025	2,152
Thereafter	10,747
25,172